Income Taxes (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Sep. 30, 2024	Sep. 30, 2023
Provision (benefit) for income taxes	$ 2	$ 1,505	$ 9	$ 2,801	$ 2,429	$ (67)
Deferred income tax expense benefit			$ (15)	(2,803)	(2,432)	66
Deferred Tax Liabilities, Net					320	86
Valuation Allowance, Deferred Tax Asset, Increase (Decrease), Amount					7,297	7,936
Deferred Tax Assets, Operating Loss Carryforwards, Foreign					55,542
Deferred Tax Assets, Operating Loss Carryforwards, State and Local					$ 41,547
Effective income tax rate reconciliation taxable income					80.00%
Unrecognized Tax Benefits						$ 2,080
Tax Credit Carryforward, Amount					$ 13,537
EMI Solutions [Member]
Deferred tax liabilities		1,582		2,666
Deferred income tax expense benefit		$ 1,507		$ 2,803
EMI Solutions And RaGE Systems [Member]
Deferred income tax expense benefit					2,432
Deferred Tax Liabilities, Net					$ 2,666